Certain risks and concentration	12 Months Ended
Dec. 31, 2021
Certain risks and concentration
Certain risks and concentration

4.    Certain risks and concentration

(a)   PRC regulations

Foreign ownership of internet-based businesses is subject to significant restrictions under the current PRC laws and regulations. The PRC government regulates internet access, the distribution of online information and the conduct of online commerce through strict business licensing requirements and other government regulations. These laws and regulations also limit foreign ownership in PRC companies that provide internet information distribution services. Specifically, foreign ownership in an internet information provider or other value-added telecommunication service providers may not exceed 50%. Foreigners or foreign invested enterprises are currently not able to apply for the required licenses for operating online games in the PRC. The Company is incorporated in the Cayman Islands and accordingly, the Company is considered as a foreign invested enterprise under PRC law.

As mentioned in Note 1(d), in order to comply with the PRC laws restricting foreign ownership in the online business in China, the Group operates the online business in China through contractual arrangements with its principal VIEs, namely Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan. In January 2021, Mr. David Xueling Li and other nominal shareholder transferred in total 100% of the nominee shares of Guangzhou BaiGuoYuan to Guangzhou Qianxun Network Technology Co., Ltd. (“Guangzhou Qianxun”), a VIE of the Company. In Feburary 2021, Beijing Tuda and Mr. David Xueling Li transferred their respective nominee shares in Guangzhou Huaduo to Guangzhou Tuyue Network Technology Co., Ltd. (“Guangzhou Tuyue”), a VIE of the Company. As of December 31, 2021, Guangzhou Tuyue holds the majority of nominee shares of Guanghzou Huaduo., and Guangzhou Qianxun holds 100% of the nominee shares of Guangzhou BaiGuoYuan.

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan hold the licenses and permits necessary to conduct its internet value-added services in the PRC. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors, which in turn could affect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, the Group’s contractual agreements have terms range from 10 to 30 years, which are subject to Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology’s unilateral termination right. Under the respective service agreements, Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology will provide services including technology support, technology services, business support and consulting services to Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan, respectively, in exchange for service fees. The amount of service fees payable is determined by various factors, including (a) a percentage of Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan’s revenues or earnings, and (b) the expenses that Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology incur for providing such services. Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology may charge up to 100% of the income in Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan and a multiple of the expenses incurred for providing such services, as determined by Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology, respectively, from time to time. The service fees payable by Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan to Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology are determined to be up to 100% of the profits of Guangzhou Huaduo, Guangzhou Huya and Guangzhou BaiGuoYuan, with the timing of such payment to be determined at the sole discretion of Beijing Huanju Shidai, Huya Technology and BaiGuoYuan Technology. If fees were incurred, it would be significant to the Company and the operating companies’ economic performance because it will be incurred and paid at up to 100% of the earnings of the VIE. Fees incurred would be remitted, subject to further PRC restrictions. None of the VIEs or their shareholders are entitled to terminate the contracts prior to the expiration date, unless under remote circumstances such as a material breach of agreement or bankruptcy as it pertains to the service and business operation agreements and their amendment.

For the years ended December 31, 2019, 2020 and 2021, the Company’s wholly owned subsidiaries, mainly including Beijing Huanju Shidai, BaiGuoYuan Technology and Huya Technology, determined the service fees which were charged to the Group’s VIEs, respectively. Huya Technology ceased to be a subsidiary of the Company upon the disposal of Huya on April 3, 2020.

Further, the Group believes that the contractual arrangements among the Company’s subsidiaries (mainly including Beijing Huanju Shidai, BaiGuoYuan Technology and Huya Technology), the VIEs, and the VIE’s shareholders are in compliance with PRC laws and are legally enforceable and binding. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

In March 2019, the National People’s Congress enacted PRC Foreign Investment Law which would be effective starting from January 1, 2020. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment,” which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. Existing laws or administrative regulations remain unclear whether the contractual arrangements with variable interest entities will be deemed to be in violation of the market access requirements for foreign investment under the PRC laws and regulations. However, the possibility that such entities will be deemed as foreign invested enterprise and subject to relevant restrictions in the future shall not be excluded. If VIEs fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited. The Group’s ability to control the VIEs also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations, and;
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

The following consolidated financial information of the Group’s VIEs and VIEs’ subsidiaries was included in the accompanying consolidated financial statements.  For purposes of this presentation, activity within and between the VIEs and VIEs’ subsidiaries have been eliminated, but transactions with other entities within the Group have been included without elimination. Presentation of the comparative data for 2019 and 2020 have been expanded to conform to the current year presentation.

	December 31,
	2020	2021
	US$	US$
Assets
Current assets
Cash and cash equivalents	248,300	433,405
Restricted cash and cash equivalents	536	7,364
Short-term deposits	669,742	308,986
Restricted short-term deposits	30,652	—
Short-term investments	266,647	288,944
Accounts receivable, net	25,885	5,880
Amounts due from Group companies	364,025	263,373
Amounts due from related parties	1,704	9,684
Financing receivables, net	50	—
Prepayments and other current assets	55,593	101,173
Assets held for sale	75,839	—
Total current assets	1,738,973	1,418,809

Non-current assets
Investments	381,867	235,277
Property and equipment, net	156,494	171,831
Land use rights, net	258,770	370,052
Intangible assets, net	84,236	58,893
Right of use asset, net	6,461	4,911
Other non-current assets	6,151	1,055
Assets held for sale	19,896	—
Total non-current assets	913,875	842,019

Total assets	2,652,848	2,260,828

Liabilities
Current liabilities
Accounts payable	16,045	14,200
Deferred revenue	17,140	13,873
Advances from customers	29	1,242
Income taxes payable	19,492	25,606
Accrued liabilities and other current liabilities	108,450	114,325
Amounts due to Group companies	151,073	131,887
Amounts due to related parties	2,274	1,024
Lease liabilities due within one year	4,702	3,077
Short-term loans	102,538	—
Liabilities held for sale	178,744	—
Total current liabilities	600,487	305,234

Non-current liabilities
Lease liabilities	1,982	2,096
Deferred revenue	1,487	3,849
Deferred tax liabilities	10,866	9,105
Other non-current liabilities	—	7,372
Liabilities held for sale	4,415	—
Total non-current liabilities	18,750	22,422

Total liabilities	619,237	327,656

4.    Certain risks and concentration (continued)

(a)   PRC regulations (continued)

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net revenues from Group companies	29,581	79,609	109,618
Net revenues from third parties	283,044	396,343	447,471
Cost of sales from Group companies	(80,739)	(216,696)	(60,053)
Cost of sales from third parties	(200,860)	(298,715)	(347,674)
Total operating expenses	(232,406)	(514,889)	(293,959)
Other items of the consolidated statements of comprehensive income	31,035	23,244	22,305
Net loss from continuing operations	(170,345)	(531,104)	(122,292)

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Net cash provided by (used in) operating activities with Group companies	(31,178)	(344,858)	77,319
Net cash (used in) provided operating activities with third parities	(31,422)	(73,830)	153,715
Net cash used in investing activities with Group companies	(84,393)	(104,111)	(35,559)
Net cash provided by (used in) investing activities with third parities	(546,963)	(47,787)	170,112
Net cash provided by (used in) financing activities with Group companies	(51,848)	25,219	5,378
Net cash provided by (used in) financing activities with third parities	39,458	21,690	(97,198)
	(706,346)	(523,677)	273,767

Transactions between the VIE and other entities in the consolidated group

For the years ended December 31, 2019, 2020 and 2021, the VIEs earned inter-company revenues from sales of software in the amounts of nil, US$24,523 and nil, respectively. In addition, the VIEs recognized inter-company cost of revenues and operating expenses in the amounts of US$54,044, US$41,832 and US$80,402 for the years ended December 31, 2019, 2020 and 2021, respectively for the purchase of software. The VIEs also recognized inter-company cost of revenues and operating expenses in the amounts of US$77,682, US$447,271 and US$35,899 for the years ended December 31, 2019, 2020 and 2021, respectively for technical support services. All of these balances and transactions have been eliminated in consolidation. Unsettled balance related to technology service fees payable by VIEs to other group entities amounted to US$121,376 and US$66,811 as of December 31, 2020 and 2021, respectively.

Cash flows between the VIE and other entities in the consolidated group

For the years ended December 31, 2019, 2020 and 2021, cash paid by the VIEs to Group companies for the settlement of software transactions were US$43,829, US$53,696 and US$62,499, respectively. For the years ended December 31, 2019, 2020 and 2021, cash paid by the VIEs to Group companies for the settlement of technical support fees were US$57,474, US$369,897 and US$52,119, respectively. For the years ended December 31, 2019, 2020 and 2021, cash received by VIEs from Group companies were US$26,297, US$25,039 and US$129,440, respectively, for the revenues earned from Group companies. All of these cash flows have been eliminated in consolidation.

(b)  Foreign exchange risk

The Group’s overseas operations and related investing and financing activities are denominated in US$. The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

4.    Certain risks and concentration (continued)

(c)   Credit risk

Assets that potentially expose the Group to credit risk primarily consist of cash and cash equivalents, restricted cash and cash equivalents, short-term deposits, restricted short-term deposits, short-term investments, accounts receivable, financing receivables, amounts due from related parties and prepayments and other current assets.

As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents, restricted cash and cash equivalents, short-term deposits, restricted short-term deposits and short-term investments were placed with the PRC and international financial institutions. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are either PRC banks or international banks with high credit quality. The Group had not experienced any losses on its deposits of cash and cash equivalents and term deposits during the years ended December 31, 2019, 2020 and 2021 and believes that its credit risk to be minimal.

The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on the payment platforms, game platforms, customers and the ongoing monitoring process of outstanding balances.

The Group is exposed to default risk on its financing receivables. The Group conducts credit evaluations of customers in finance business, either on an individual or collective basis. The Group also considers the value of collateral assets when assessing the collectability of certain financing receivables. Credit risk is controlled by the application of credit approvals, limits and monitoring procedures.

Amounts due from related parties, prepayments and other current assets are typically unsecured. In evaluating the collectability of the balance, the Group considers many factors, including the related parties and third parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable.